Financial Assets Measured at Fair Value through Profit and Loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets Measured at Fair Value through Profit and Loss [Abstract]
Schedule of Financial Assets Measured at Fair Value Through Profit and Loss
	December 31, 2023	December 31, 2024
	RM	RM	US$
Quoted/Unquoted shares

At beginning of year	72,295	72,793	16,283
Disposal	-	(7,981)	(1,785)
Changes in fair value	-	(64,812)	(14,498)
Currency realignment	498	-	-
At end of year	72,793	-	-